Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash	$ 3,529	$ 471	$ 300
Total current assets	3,529	471	300
Other assets:
Property and equipment	450,000	0
Mining claims	57,532	0
Total other assets	507,532	0	0
Total Assets	511,061	471	300
Current liabilities:
Accounts payable	40,049	32,692
Accrued expenses	5,868	2,863	20,182
Accrued compensation	95,200	0
Note payable	421,500	20,000
Note payable - former related party	32,000	32,000	32,000
Related party advance	5,721	3,980	300
Due to former related party	42,651	42,651	42,651
Total current liabilities	642,989	134,186	95,133
Total liabilities	642,989	134,186	9,533
COMMITMENTS AND CONTINGENCIES (see footnotes)
Stockholders' deficit:
Preferred stock	0	0	0
Common stock, $0.001 par value, 175,000,000 shares authorized, 105,713,334 and 83,450,000 shares issued and outstanding, respectively	105,714	83,450	35,450
Additional paid-in capital	2,174,660	551,289	503,289
Common stock to be issued	6,633	7,000	0
Stock subscription receivable	(9,900)	0
Accumulated deficit	(2,410,918)	(775,454)	(633,572)
Total stockholders' deficit	(131,928)	(133,715)	(94,833)
Total liabilities and stockholders' deficit	511,061	471	300
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	$ 1,883	$ 0	$ 0